[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6097

billbelitsky@paulhastings.com

December 11, 2015	91322.00012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Global Investment Solutions — Optimized Equity Dividend Strategy, Series 1

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC, Depositor of the Morgan Stanley Global Investment Solutions — Optimized Equity Dividend Strategy, Series 1 (the “Trust”), transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933.

This Trust is a unit investment trust with a single portfolio consisting of shares of common stocks selected by the Depositor using a set of objective selection criteria. The structure and operation of the Trust will be substantially similar to the Morgan Stanley Global Investment Solutions — Opportunistic Dividend Strategy, Series 1, which was sponsored by the Depositor and was filed and declared effective on December 16, 2014 (Registration No. 333-200819).

Pursuant to the procedures described in Securities Act Release 33-6510, it would be greatly appreciated if the staff could review the enclosed material as soon as possible and provide comments in 30 days, with a view towards declaring the Registration Statement effective in mid- to late January 2016.

Please telephone the undersigned at (212) 318-6097, or Gary Rawitz at (212) 318-6877 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Bill Belitsky
for PAUL HASTINGS LLP

Enclosures
cc:                                Scott Richardson